Consolidated Statements of Convertible Preferred Stock and Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Convertible Preferred Stock	Special Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning balance (in Shares) at Dec. 31, 2018	50,588,630	1	3,867,136
Beginning balance at Dec. 31, 2018	$ 35,691		$ 4	$ 996		$ (21,735)	$ (20,735)
Retroactive application of Exchange Ratio (in Shares)	51,260,712	1	3,918,511
Retroactive application of Exchange Ratio			$ (3)	3
Ending balance (in Shares) at Dec. 31, 2019	101,849,342	2	7,785,647
Ending balance at Dec. 31, 2019	$ 35,691		$ 1	999		(21,735)	(20,735)
Net loss						(7,437)	(7,437)
Issuance of preferred shares, net of issuance costs of $20.0 thousand (in Shares)	16,037,640
Issuance of preferred shares, net of issuance costs of $20.0 thousand	$ 10,241
Special Stock conversion
Special Stock conversion (in Shares)		(2)	2
Share-based compensation				278			278
Shares issued for stock options exercised				32			32
Shares issued for stock options exercised (in Shares)			375,179
Ending balance (in Shares) at Dec. 31, 2020	117,886,982		8,160,828
Ending balance at Dec. 31, 2020	$ 45,932		$ 1	1,309		(29,172)	(27,862)
Net loss						(142,191)	(142,191)
Other comprehensive loss					(4)		(4)
Share-based compensation				11,380			11,380
Shares issued for stock options exercised				462			462
Shares issued for stock options exercised (in Shares)			4,756,937
Shares issued for stock warrants exercised				30			30
Shares issued for stock warrants exercised (in Shares)			199,315
Conversion of preferred stock to common stock (in Shares)	(117,886,982)		121,038,967
Conversion of preferred stock to common stock	$ (45,932)		$ 12	45,920			45,932
Conversion of stock warrants to common stock				3,011			3,011
Conversion of stock warrants to common stock (in Shares)			582,509
Conversion of SAFE instruments to common stock			$ 2	170,316			170,318
Conversion of SAFE instruments to common stock (in Shares)			20,080,464
Reverse recapitalization and PIPE financing, net			$ 3	148,196			148,199
Reverse recapitalization and PIPE financing, net (in Shares)			28,548,017
Ending balance (in Shares) at Dec. 31, 2021			183,367,037
Ending balance at Dec. 31, 2021			$ 18	$ 380,624	$ (4)	$ (171,363)	$ 209,275